Basis of Presentation - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions		6 Months Ended		12 Months Ended
		Apr. 30, 2024		Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities		$ 13,349	[1]	$ 12,117
Insurance service results		(230)		(424)
Net finance expenses from insurance contracts		1,072		179
Total cash flows		901		1,475
Other changes in the net carrying amount of the insurance contract		(1)		2
Insurance contract liabilities	[1]	15,091		13,349
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities		13,114	[1]	11,850
Insurance service results		(783)		(1,403)
Net finance expenses from insurance contracts		1,072		179
Total cash flows		1,474		2,488
Other changes in the net carrying amount of the insurance contract		0		0
Insurance contract liabilities	[1]	14,877		13,114
Liabilities for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities		235	[1]	267
Insurance service results		553		979
Net finance expenses from insurance contracts		0		0
Total cash flows		(573)		(1,013)
Other changes in the net carrying amount of the insurance contract		(1)		2
Insurance contract liabilities	[1]	$ 214		$ 235

[1]	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $115 million as at April 30, 2024 and $131 million as at October 31, 2023.